Contributed equity (Tables)	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	December 2024	June 2024	December 2024	June 2024
	Shares	Shares	$	$
Ordinary shares - fully paid	483,523,934	332,850,784	117,457,171	101,637,758